UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Banco Macro Bansud SA - ADR	204,700	$7,094,902
Cresud SA Sponsored - ADR	550,000	8,354,500
IRSA Inversiones y Representaciones SA - ADR	639,900	8,113,932
Pampa Energia SA - ADR	662,800	9,544,320
Telecom Argentina Stet-France Telecom SA - ADR (a)	206,900	5,232,501
Tenaris SA - ADR	131,330	5,804,786
		44,144,941
Australia — 1.3%
Asciano Ltd.	6,928,500	12,671,972
BHP Billiton Ltd.	5,795,051	264,981,868
CSL Ltd.	1,671,034	56,333,171
Newcrest Mining Ltd.	3,983,222	173,696,803
Orica Ltd.	729	20,543
Rio Tinto Ltd.	1,845,857	161,720,003
Telstra Corp. Ltd.	8,408,767	27,582,985
Woodside Petroleum Ltd.	607,100	25,581,408
		722,588,753
Austria — 0.0%
Telekom Austria AG	945,154	11,585,875
Belgium — 0.1%
RHJ International (b)(c)	4,080,524	27,381,621
RHJ International – ADR (a)(b)(c)	899,200	6,033,919
		33,415,540
Brazil — 2.1%
All America Latina Logistica SA	2,394,860	17,449,733
Banco do Brasil SA	475,600	8,031,701
Banco Santander Brasil SA	1,796,100	16,874,087
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference ‘A’ Shares	2,333,579	99,867,581
Cia Energetica de Minas Gerais - ADR	1,117,252	21,562,964
Cosan, Ltd.	4,648,900	57,320,937
Cyrela Brazil Realty SA	4,633,700	45,265,857
Hypermarcas SA	11,718,000	88,705,755
Itau Unibanco Holding SA, Preference Shares	2,081,000	41,999,742
MRV Engenharia e Participacoes SA	5,436,100	39,994,778

Common Stocks	Shares	Value
Brazil (concluded)
OGX Petroleo e Gas Participacoes SA (b)	2,262,600	$18,864,118
Petroleo Brasileiro SA - ADR	12,346,224	379,399,464
Qualicorp SA (b)	3,609,100	33,767,315
SLC Agricola SA	3,737,500	40,897,169
Telecomunicacoes de Sao Paulo SA - ADR	4,747,111	150,578,361
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	1,072,500	7,710,852
Vale SA, Preference ‘A’ Shares	3,497,500	102,837,799
		1,171,128,213
Canada — 2.5%
Alamos Gold, Inc.	2,908,910	51,544,138
BCE, Inc.	129,900	4,958,283
Barrick Gold Corp.	3,935,240	187,199,367
Canadian Natural Resources, Ltd.	1,722,100	69,383,409
Canadian Pacific Railway, Ltd.	708,146	45,222,203
Canadian Pacific Railway, Ltd.	743,219	47,458,047
Cenovus Energy, Inc.	46,600	1,787,110
Cenovus Energy, Inc.	363,200	13,962,359
Daylight Energy, Ltd.	5,191,720	49,773,568
Eldorado Gold Corp.	6,654,257	114,566,464
Goldcorp, Inc.	3,960,187	189,336,540
IAMGOLD Corp.	3,719,014	74,380,280
IAMGOLD, International African Mining Gold Corp.	2,176,169	43,548,434
Kinross Gold Corp.	2,119,379	34,630,653
Kinross Gold Corp.	7,631,964	124,610,014
Magna International, Inc., Class A	122,000	5,949,940
Potash Corp. of Saskatchewan, Inc.	570,110	32,958,059
Rogers Communications, Inc., Class B	993,400	37,908,144
Rogers Communications, Inc., Class B	156,000	5,956,230
Silver Wheaton Corp.	2,409,800	86,945,584
Sino-Forest Corp. (b)	2,463,590	18,822,761
Suncor Energy, Inc.	1,018,990	39,055,329
TELUS Corp.	392,270	21,591,375
Talisman Energy, Inc.	1,417,070	25,806,707
Teck Resources Ltd., Class B	115,020	5,686,589

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi (Offshore)
CNY	Chinese Renminbi
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London InterBank Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
SPDR	Standard and Poor’s Depositary Receipts
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada (concluded)
Valeant Pharmaceuticals International, Inc. (d)	574,600	$31,620,238
Viterra, Inc.	1,187,700	13,450,117
		1,378,111,942
Chile — 0.1%
E.CL SA	10,831,100	28,764,561
Sociedad Quimica y Minera de Chile SA - ADR	462,000	29,715,840
		58,480,401
China — 1.5%
Beijing Enterprises Holdings Ltd.	20,677,732	104,396,505
CSR Corp. Ltd.	10,336,200	7,484,959
Chaoda Modern Agriculture Holdings Ltd.	101,888,994	40,658,569
China BlueChemical Ltd.	31,636,800	24,612,385
China Huiyuan Juice Group Ltd.	811,600	447,779
China Life Insurance Co., Ltd.	7,393,500	24,657,611
China Life Insurance Co., Ltd. - ADR	513,900	25,715,556
China Mobile Ltd.	12,914,100	128,480,414
China Shenhua Energy Co., Ltd., Class H	6,758,083	33,885,727
China Telecom Corp., Ltd.	34,205,900	22,410,863
China Unicom Ltd. (d)	13,181,900	26,329,801
Dongfang Electric Corp., Ltd.	7,916,400	28,672,560
Dongfeng Motor Group Co., Ltd.	9,850,700	19,472,854
Guangshen Railway Co., Ltd.	41,605,400	16,272,018
Guangzhou Automobile Group Co., Ltd.	22,567,379	27,194,115
Haitian International Holdings, Ltd.	1,680,300	2,035,225
Huaneng Power International, Inc.	31,070,400	15,259,739
Jiangsu Express	12,889,100	12,387,613
Mindray Medical International Ltd. - ADR	275,600	7,463,248
Ping An Insurance Group Co. of China Ltd.	2,045,300	19,890,551
Shanghai Electric Group Co., Ltd.	41,880,600	22,218,059
Shanghai Pharmaceuticals Holding Co., Ltd. (b)	12,907,100	28,617,121
Sinopharm Group Co.	17,334,800	50,473,669
Tianjin Development Holdings Ltd. (b)(c)	88,279,743	52,474,861
Tianjin Port Development Holdings Ltd.	133,635,300	25,726,409
Xiamen International Port Co., Ltd.	30,724,200	5,507,799
Zhongsheng Group Holdings Ltd. (b)	15,608,500	32,898,418
		805,644,428
Czech Republic — 0.1%
CEZ AS	774,597	40,087,570
Egypt — 0.1%
Telecom Egypt	12,073,827	31,460,150
Finland — 0.1%
Fortum Oyj	2,259,893	59,802,033

Common Stocks	Shares	Value
France — 1.3%
Atos Origin SA (b)	271,500	$14,952,833
BNP Paribas SA	557,790	36,174,811
Cie Generale d’Optique Essilor International SA	1,307,291	104,764,584
France Telecom SA	1,703,460	35,248,480
GDF Suez	3,349,100	109,518,625
LVMH Moet Hennessy Louis Vuitton SA	426,300	78,137,766
Sanofi - Aventis	1,037,270	80,596,399
Sanofi - Aventis - ADR	150,928	5,848,460
Technip SA	158,320	17,335,379
Total SA	1,663,239	89,895,300
Total SA - ADR	1,688,200	91,280,974
Vivendi SA	2,592,280	61,991,631
		725,745,242
Germany — 1.4%
Allianz AG, Registered Shares	257,610	33,570,425
BASF SE (b)	1,456,690	131,555,379
Bayer AG	806,485	64,518,955
Bayer AG - ADR	33,500	2,680,000
Bayerische Motoren Werke AG	293,210	29,312,722
Beiersdorf AG	115,360	7,431,776
Daimler AG	1,052,910	76,331,257
Deutsche Bank AG, Registered Shares	651,060	35,796,981
Deutsche Telekom AG - ADR (b)	283,500	4,391,415
Infineon Technologies AG	2,906,080	29,159,811
Kabel Deutschland Holding AG (b)	872,530	49,112,129
Lanxess	475,690	38,181,921
Muenchener Rueckversicherungs AG, Registered Shares	137,800	20,335,216
Siemens AG	811,240	103,681,456
Volkswagen AG, Preference Shares (b)	632,290	126,215,315
		752,274,758
Hong Kong — 0.7%
AIA Group Ltd. (b)	6,447,800	23,682,727
Cheung Kong Holdings Ltd.	2,629,700	40,094,595
Cheung Kong Infrastructure Holdings Ltd.	4,959,300	28,575,543
China Resources Gas Group Ltd.	14,828,000	21,908,500
China Resources Power Holdings Co., Ltd.	12,296,000	23,940,690
Hutchison Whampoa Ltd.	4,587,897	53,444,310
The Link Real Estate Investment Trust	26,848,183	93,812,331
Mongolian Mining Corp. (b)	14,252,600	17,481,810
Wharf Holdings Ltd.	6,798,132	49,933,441
Yuanda China Holdings Ltd. (b)	135,653,000	27,152,357
		380,026,304

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
India — 0.7%
Adani Enterprises Ltd.	3,759,600	$49,735,403
Adani Power Ltd. (b)	16,903,784	37,887,805
Bharat Heavy Electricals Ltd.	1,934,510	80,464,221
Container Corp. of India	320,194	7,944,642
Housing Development Finance Corp.	5,946,510	92,538,372
Larsen & Toubro Ltd.	756,200	29,479,876
Reliance Industries Ltd.	2,954,270	55,250,100
State Bank of India Ltd.	1,055,540	55,905,885
		409,206,304
Indonesia — 0.1%
Bumi Resources Tbk PT	148,756,833	53,104,607
Telekomunikasi Indonesia Tbk PT	17,000,800	14,713,726
		67,818,333
Israel — 0.2%
Check Point Software Technologies Ltd. (b)	141,400	8,151,710
Teva Pharmaceutical Industries - ADR	2,063,130	96,224,383
		104,376,093
Italy — 0.3%
Assicurazioni Generali SpA	1,074,099	20,386,343
Eni SpA	3,924,930	85,292,782
Intesa Sanpaolo SpA	11,080,480	25,560,382
Telecom Italia SpA	14,296,470	17,989,062
		149,228,569
Japan — 6.7%
Aisin Seiki Co., Ltd.	928,890	35,644,477
Asahi Kasei Corp.	4,856,500	34,355,838
Astellas Pharma, Inc.	669,670	26,016,659
The Bank of Kyoto Ltd.	1,771,380	16,168,128
Bridgestone Corp.	1,517,200	37,741,276
Canon, Inc.	1,902,419	91,718,385
Daihatsu Motor Co., Ltd.	1,945,730	34,080,438
Daiwa House Industry Co., Ltd.	2,010,630	27,095,871
Denso Corp.	1,246,380	44,291,214
East Japan Railway Co.	1,976,836	124,411,106
Fanuc Ltd.	228,480	43,222,025
Fuji Heavy Industries Ltd.	9,444,190	75,613,010
Futaba Industrial Co., Ltd.	2,009,350	16,028,018
Hitachi Chemical Co., Ltd.	1,556,600	30,839,581
Hitachi Ltd.	4,382,600	27,025,100
Honda Motor Co., Ltd.	2,276,881	90,337,369
Hoya Corp.	2,659,617	64,545,481
Inpex Corp.	15,184	117,865,895
JGC Corp.	2,757,630	86,123,401
JSR Corp.	797,000	16,276,986
KDDI Corp.	14,202	105,532,102
Kinden Corp.	2,096,300	17,732,276
Kirin Holdings Co., Ltd.	3,735,810	55,015,476
Komatsu Ltd.	1,188,700	37,109,276
Kubota Corp.	9,084,710	82,453,581
Kuraray Co., Ltd.	2,618,520	39,531,698
Kyowa Hakko Kirin Co., Ltd.	3,439,700	36,684,269

Common Stocks	Shares	Value
Japan (concluded)
MS&AD Insurance Group Holdings, Inc.	3,271,962	$81,770,909
Marubeni Corp.	5,744,500	43,104,223
Mitsubishi Corp.	6,401,030	171,202,830
Mitsubishi Tanabe Pharma Corp.	1,373,900	24,892,978
Mitsubishi UFJ Financial Group, Inc.	9,845,180	49,992,572
Mitsui & Co., Ltd.	7,581,334	142,732,792
Mitsui Fudosan Co., Ltd.	1,188,500	22,707,806
Mitsui OSK Lines Ltd.	3,497,310	18,313,323
Murata Manufacturing Co., Ltd.	753,340	48,791,521
NGK Insulators Ltd.	1,807,400	33,103,331
NKSJ Holdings, Inc.	9,160,850	60,446,410
NTT DoCoMo, Inc.	104,910	194,125,600
NTT Urban Development Corp.	12,900	11,815,767
Nippon Building Fund, Inc.	1,261	12,907,545
Nippon Electric Glass Co.	2,043,990	25,718,961
Nippon Telegraph & Telephone Corp.	1,697,650	83,957,930
Okumura Corp.	7,158,620	26,852,461
Rinnai Corp.	432,475	33,488,777
Rohm Co., Ltd.	534,700	31,159,088
Sekisui House Ltd.	5,771,080	55,238,375
Seven & I Holdings Co., Ltd.	301,524	8,597,866
Shin-Etsu Chemical Co., Ltd.	2,095,440	113,031,455
Shionogi & Co., Ltd.	1,574,640	27,174,652
Sony Financial Holdings, Inc.	1,261,700	22,714,661
Sumitomo Chemical Co., Ltd.	22,699,340	115,034,814
Sumitomo Electric Industries Ltd.	2,067,600	30,865,928
Sumitomo Mitsui Financial Group, Inc.	1,114,200	35,051,551
Suzuki Motor Corp.	5,395,908	124,974,637
TDK Corp.	588,800	30,331,164
Terumo Corp.	519,140	29,154,766
Toda Corp.	6,989,900	26,653,952
Toho Co., Ltd.	1,196,558	20,844,589
Tokio Marine Holdings, Inc.	5,081,621	149,852,102
Tokyo Gas Co., Ltd.	13,844,285	66,140,247
Toyota Industries Corp.	2,779,080	90,577,162
Toyota Motor Corp.	1,334,370	54,474,298
Ube Industries Ltd.	13,809,800	46,871,591
West Japan Railway Co.	954,300	40,609,146
Yahoo! Japan Corp.	46,000	16,314,620
Yamada Denki Co., Ltd.	350,500	28,062,767
		3,663,114,103
Kazakhstan — 0.1%
KazMunaiGas Exploration Production - GDR	3,748,500	69,345,962
Luxembourg — 0.0%
Millicom International Cellular SA	142,800	17,083,408
Malaysia — 0.5%
Axiata Group Bhd (b)	62,497,253	107,300,498
British American Tobacco Malaysia Bhd	1,253,500	19,638,730
IOI Corp. Bhd	5,742,499	9,962,228
PLUS Expressways Bhd	30,901,961	45,322,921
Telekom Malaysia Bhd	47,577,334	64,921,901

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Malaysia (concluded)
YTL Power International Bhd	78,865,479	$52,024,617
		299,170,895
Mexico — 0.2%
America Movil, SA de CV - ADR	2,568,940	66,278,652
Fomento Economico Mexicano, SA de CV - ADR	303,000	21,928,110
		88,206,762
Netherlands — 0.3%
ASML Holding NV	678,400	24,167,216
CNH Global NV (b)	164,400	6,270,216
ING Groep NV CVA (b)	1,738,250	18,653,122
Koninklijke Philips Electronics NV	2,477,836	61,543,219
Koninklijke Philips Electronics NV, New York Registered Shares	178,197	4,413,940
LyondellBasell Industries NV, Class A (b)	162,200	6,400,412
Unilever NV	1,103,880	35,848,625
Unilever NV - ADR	412,200	13,388,256
		170,685,006
Norway — 0.2%
DnB NOR ASA	2,480,691	36,074,462
Statoil ASA	1,806,210	44,517,071
Telenor ASA	1,061,400	17,739,382
		98,330,915
Philippines — 0.0%
Philippine Long Distance Telephone Co. - ADR	387,000	21,904,200
Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	77,400	10,525,306
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,062,414	16,671,504
Russia — 1.3%
AFI Development Plc, Class B (b)	1,608,345	1,367,093
Federal Hydrogenerating Co. (b)	14,209,800	674,965
Federal Hydrogenerating Co. - ADR	21,117,875	105,589,375
JSC Rushydro - ADR	178,816,355	8,493,777
Kuzbassrazrezugol (b)	51,846,796	19,520,319
LSR Group - GDR (a)	6,813,100	48,918,058
LSR Group - GDR (a)	450,600	3,402,030
MMC Norilsk Nickel	99,400	2,648,629
MMC Norilsk Nickel - ADR	1,250,374	33,435,001
Magnitogorsk Iron & Steel Works - GDR	3,872,900	42,989,190
Novorossiysk Commercial Sea Port - GDR (b)	3,902,802	33,056,733
OAO Gazprom - ADR	4,633,100	67,921,246
OAO Rosneft Oil Co. - GDR	7,197,000	61,390,410
Polyus Gold Co. ZAO - ADR	23,208,974	83,552,306
Sberbank	42,126,800	154,268,342
Uralkali - GDR	93,800	4,620,588
VimpelCom Ltd. - ADR	2,971,600	36,847,840
		708,695,902

Common Stocks	Shares	Value
Singapore — 0.8%
CapitaLand Ltd. (b)	8,514,700	$20,473,388
DBS Group Holdings Ltd.	2,210,070	28,480,710
Fraser and Neave Ltd.	10,242,700	50,981,748
Global Logistic Properties Ltd. (b)	11,798,200	19,752,260
Keppel Corp. Ltd.	8,734,830	80,282,910
M1 Ltd.	11,659,200	25,284,003
Noble Group Ltd.	8,534,071	13,233,657
Oversea-Chinese Banking Corp.	9,334,120	76,982,854
Raffles Medical Group Ltd.	8,996,500	18,331,925
Sembcorp Marine Ltd.	5,289,400	23,650,326
Singapore Press Holdings Ltd.	5,034,860	16,467,618
Singapore Telecommunications Ltd.	24,803,210	69,107,643
United Overseas Bank Ltd.	1,229,450	20,852,012
		463,881,054
South Africa — 0.4%
Anglo American Platinum Ltd.	94,698	8,094,011
AngloGold Ashanti Ltd. - ADR	243,000	10,191,420
Harmony Gold Mining Co., Ltd. - ADR	4,587,100	62,292,818
Impala Platinum Holdings Ltd.	336,700	8,598,769
Katanga Mining Ltd. (b)	6,547,093	11,100,833
Life Healthcare Group Holdings Ltd.	9,294,400	24,162,930
Randgold Resources, Ltd. - ADR	862,934	78,363,036
Sasol Ltd.	165,100	8,281,462
		211,085,279
South Korea — 0.9%
Cheil Industries, Inc.	307,311	35,103,173
Hyundai Motor Co.	218,400	48,622,127
KT Corp.	172,000	6,451,224
KT Corp. - ADR	2,553,440	50,455,974
KT&G Corp.	741,301	46,124,771
LG Corp.	438,200	32,755,081
LG Display Co., Ltd.	521,800	13,425,887
Mando Corp.	56,700	11,197,976
POSCO	74,430	32,873,808
POSCO - ADR	329,750	36,206,550
SK Telecom Co., Ltd.	263,670	36,690,491
Samsung Electronics Co., Ltd.	135,200	108,263,092
Samsung Fine Chemicals Co., Ltd.	387,200	25,849,009
		484,019,163
Spain — 0.4%
Banco Santander SA	3,755,531	39,528,043
Repsol YPF SA	1,290,570	40,702,098
Telefonica SA	4,252,881	94,794,728
Telefonica SA - ADR	712,094	15,893,938
		190,918,807
Switzerland — 1.0%
Garmin Ltd. (b)	201,964	6,590,085
Nestle SA, Registered Shares	2,698,930	171,925,953
Noble Corp.	141,046	5,200,366
Novartis AG, Registered Shares	1,390,337	85,230,546
Roche Holding AG	387,447	69,525,744
Swisscom AG	108,120	52,041,162
TE Connectivity Ltd.	392,123	13,500,795
Transocean Ltd. (b)	717,200	44,150,832

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland (concluded)
Tyco International Ltd.	388,893	$17,224,071
UBS AG (b)	2,403,010	39,670,182
Zurich Financial Services AG	158,309	37,646,245
		542,705,981
Taiwan — 1.0%
ASUSTek Computer, Inc.	1,516,394	12,203,505
Catcher Technology Co., Ltd.	2,638,400	23,042,914
Cheng Shin Rubber Industry Co., Ltd.	7,904,000	23,721,623
Chunghwa Telecom Co., Ltd.	10,695,973	37,071,522
Chunghwa Telecom Co., Ltd. - ADR	2,094,807	72,815,491
Delta Electronics, Inc.	14,461,011	51,185,612
Far EasTone Telecommunications Co., Ltd.	17,621,000	29,138,068
Formosa Chemicals & Fibre Corp.	5,324,000	19,288,762
HTC Corp.	3,519,176	104,686,553
HON HAI Precision Industry Co., Ltd.	7,237,010	20,638,880
MediaTek, Inc.	1,694,267	15,176,046
Nan Ya Plastics Corp.	6,446,000	17,832,180
Taiwan Semiconductor Manufacturing Co., Ltd.	30,312,824	75,331,891
Yulon Motor Co., Ltd.	14,654,000	38,337,717
		540,470,764
Thailand — 0.3%
Hana Microelectronics PCL	11,763,910	9,821,337
PTT Chemical PCL	13,992,760	76,238,843
PTT Public Company THB10	3,586,670	41,729,237
Siam Commercial Bank PCL	12,400,383	52,595,086
		180,384,503
Turkey — 0.3%
BIM Birlesik Magazalar AS	970,800	33,042,886
Tupras Turkiye Petrol Rafinerileri AS	1,199,405	29,113,508
Turk Telekomunikasyon AS	6,461,264	27,537,870
Turkcell Iletisim Hizmet AS	2,923,730	15,022,595
Turkiye Garanti Bankasi AS	8,716,465	38,248,309
		142,965,168
United Kingdom — 2.8%
Amlin Plc	1,641,900	10,845,886
Anglo American Plc	1,488,800	70,469,003
Antofagasta Plc	3,682,800	84,578,994
AstraZeneca Plc - ADR	105,700	5,127,507
BG Group Plc	7,628,700	179,858,439
BP Plc	9,626,691	72,552,822
BP Plc - ADR	1,979,800	89,962,112
BT Group Plc	20,621,000	67,832,396
British American Tobacco Plc	757,343	34,959,899
British Sky Broadcasting Group Plc	906,709	10,596,828
Diageo Plc - ADR	1,525,443	123,926,989
Ensco Plc - ADR	126,485	6,735,326
GlaxoSmithKline Plc - ADR	171,700	7,626,914
Glencore International Plc	3,728,200	29,111,216
Guinness Peat Group Plc (b)	36,336,485	22,996,251
HSBC Holdings Plc	10,780,838	105,105,866
HSBC Holdings Plc	2,752,800	26,963,167
International Power Plc	11,709,400	58,609,178
Lloyds TSB Group Plc (b)	45,114,206	31,869,054

Common Stocks	Shares	Value
United Kingdom (concluded)
National Grid Plc	10,042,300	$98,257,900
Petropavlovsk Plc	610,529	7,973,806
Royal Dutch Shell Plc - ADR	792,485	58,295,197
Scottish & Southern Energy Plc	3,019,800	64,703,160
Standard Chartered Plc	1,272,895	32,425,688
Unilever Plc	729,706	23,292,653
Unilever Plc - ADR	455,600	14,606,536
Vallares Plc (b)	3,278,700	55,970,992
Vodafone Group Plc	32,875,361	92,194,143
Vodafone Group Plc - ADR	2,186,986	61,454,307
		1,548,902,229
United States — 32.9%
3M Co.	854,539	74,464,528
ACE Ltd.	2,014,619	134,939,181
The AES Corp. (b)	2,663,761	32,790,898
AT&T Inc.	10,568,102	309,222,665
Abbott Laboratories	2,183,043	112,033,767
Accenture Plc	132,024	7,807,899
Activision Blizzard, Inc.	6,596,672	78,104,596
Adobe Systems, Inc. (b)	536,200	14,863,464
Aetna, Inc.	2,609,539	108,269,773
Aflac, Inc.	235,900	10,865,554
Agilent Technologies, Inc. (b)	1,399,699	59,011,310
Albemarle Corp.	110,900	7,383,722
Alcoa, Inc.	5,256,800	77,432,664
Allergan, Inc.	289,300	23,522,983
Alliance Resource Partners LP	403,437	30,987,996
The Allstate Corp.	551,494	15,287,414
Altera Corp.	174,400	7,129,472
Altria Group, Inc.	2,107,768	55,434,298
Amdocs Ltd. (b)	217,715	6,864,554
American Eagle Outfitters, Inc. (d)	4,197,900	55,160,406
American Electric Power Co., Inc.	684,270	25,222,192
American Tower Corp., Class A (b)	1,256,046	65,980,096
American Water Works Co., Inc.	1,058,078	29,626,184
Ameriprise Financial, Inc.	110,400	5,972,640
AmerisourceBergen Corp.	1,242,219	47,589,410
Amgen, Inc. (b)(e)	1,042,631	57,031,916
Anadarko Petroleum Corp.	1,150,935	95,021,194
Analog Devices, Inc.	165,300	5,686,320
Apache Corp.	995,470	123,159,548
Apple, Inc. (b)	1,618,012	631,801,326
Arch Capital Group Ltd. (b)	1,029,771	34,806,260
Arrow Electronics, Inc. (b)	154,700	5,375,825
Autodesk, Inc. (b)	159,600	5,490,240
Autoliv, Inc.	77,700	5,140,632
Axis Capital Holdings Ltd.	175,041	5,578,557
BMC Software, Inc. (b)	157,340	6,800,235
Baker Hughes, Inc.	358,800	27,763,944
Ball Corp.	180,700	7,011,160
Bank of America Corp.	20,288,263	196,999,034
The Bank of New York Mellon Corp.	3,929,039	98,658,169
Baxter International, Inc.	114,300	6,648,831
Becton Dickinson & Co.	81,300	6,797,493
Biogen Idec, Inc. (b)	96,763	9,857,247
Boeing Co.	1,685,479	118,775,705

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
BorgWarner, Inc. (b)	418,500	$33,320,970
Bristol-Myers Squibb Co.	11,738,815	336,434,438
Broadcom Corp., Class A	827,149	30,662,413
CA, Inc.	4,168,630	92,960,449
CMS Energy Corp.	1,660,159	31,775,443
CNA Financial Corp.	146,000	4,020,840
CVS Caremark Corp.	2,289,329	83,217,109
Capital One Financial Corp.	325,855	15,575,869
Cardinal Health, Inc.	158,580	6,939,461
Celgene Corp. (b)	489,949	29,053,976
CenturyLink, Inc.	1,967,648	73,019,417
Cephalon, Inc. (b)(d)	488,703	39,066,918
Chevron Corp.	3,625,852	377,161,125
Chubb Corp.	903,026	56,421,064
Cigna Corp.	1,019,138	50,722,498
Cimarex Energy Co.	70,600	6,221,272
Cisco Systems, Inc. (d)	11,892,269	189,919,536
Citigroup, Inc. (b)	4,051,674	155,341,181
Coach, Inc.	118,100	7,624,536
The Coca-Cola Co.	635,153	43,196,756
Coca-Cola Enterprises, Inc. (e)	240,200	6,752,022
Cognizant Technology Solutions Corp. (b)	246,500	17,222,955
Colgate-Palmolive Co.	1,023,810	86,389,088
Comcast Corp., Class A	6,424,851	154,324,921
Complete Production Services, Inc. (b)	1,026,100	39,894,768
Computer Sciences Corp.	214,537	7,568,865
Comverse Technology, Inc. (b)	2,830,423	21,228,173
ConAgra Foods, Inc.	626,425	16,042,744
ConocoPhillips	2,262,839	162,901,780
Consol Energy, Inc.	4,404,095	236,059,492
Consolidated Edison, Inc.	622,000	32,717,200
Constellation Brands, Inc., Class A (b)	753,919	15,372,408
Corning, Inc. (d)	8,469,279	134,746,229
Coventry Health Care, Inc. (b)	187,000	5,984,000
Covidien Plc	707,151	35,916,199
Crown Holdings, Inc. (b)	697,911	26,806,762
DISH Network Corp. (b)	694,163	20,568,050
DaVita, Inc. (b)	644,670	53,855,732
Dell, Inc. (b)(d)	4,235,366	68,782,344
Devon Energy Corp.	1,325,329	104,303,392
Dominion Resources, Inc.	590,400	28,604,880
The Dow Chemical Co.	2,425,104	84,563,376
Dr. Pepper Snapple Group, Inc.	439,552	16,597,484
E.I. du Pont de Nemours & Co.	1,672,895	86,020,261
EMC Corp. (b)	2,790,568	72,778,013
EOG Resources, Inc. (d)	488,947	49,872,594
Eastman Chemical Co.	78,005	7,534,503
Eaton Corp.	116,794	5,600,272
eBay, Inc. (b)	1,228,560	40,235,340
Edison International	160,500	6,110,235
El Paso Corp.	10,459,011	214,932,676
Electronic Arts, Inc.	2,287,021	50,886,217
Eli Lilly & Co.	1,028,000	39,372,400
Endurance Specialty Holdings Ltd.	884,658	36,040,967
Entergy Corp.	570,763	38,126,968

Common Stocks	Shares	Value
United States (continued)
Exelon Corp.	1,029,950	$45,389,896
Expedia, Inc.	164,150	5,201,914
Exxon Mobil Corp.	7,997,069	638,086,136
FMC Corp.	1,765,583	154,612,103
Fidelity National Information Services, Inc.	126,597	3,800,442
Fidelity National Title Group, Inc., Class A	3,713,307	60,526,904
Fluor Corp.	107,300	6,816,769
Ford Motor Co. (b)	5,931,200	72,419,952
Forest Laboratories, Inc. (b)	313,138	11,604,894
Freeport-McMoRan Copper & Gold, Inc., Class B	1,468,016	77,746,127
Freescale Semiconductor Holdings I Ltd. (b)	4,034,386	65,881,523
General Dynamics Corp.	574,100	39,119,174
General Electric Co.	17,779,693	318,434,302
General Mills, Inc.	1,944,165	72,614,563
General Motors Co. (b)	2,990,400	82,774,272
Gilead Sciences, Inc. (b)	1,501,801	63,616,290
Global Industries Ltd. (b)	5,011,028	25,706,574
The Goldman Sachs Group, Inc.	858,548	115,878,224
Google, Inc., Class A (b)	461,386	278,534,114
H.J. Heinz Co.	451,254	23,754,011
HCA Holdings, Inc. (b)	2,341,900	62,481,892
Halliburton Co.	2,443,565	133,736,312
Harris Corp.	110,930	4,422,779
HealthSouth Corp. (b)	1,289,022	31,452,137
Hecla Mining Co. (b)	2,237,400	17,384,598
Helmerich & Payne, Inc.	110,000	7,595,500
Hess Corp.	1,125,379	77,155,984
Hewlett-Packard Co.	4,118,642	144,811,453
Hologic, Inc. (b)(f)	3,120,901	57,955,132
Humana, Inc.	883,817	65,915,072
Huntington Ingalls Industries, Inc. (b)	130,267	4,361,339
ITC Holdings Corp.	300,012	21,078,843
Ingersoll-Rand Plc	87,806	3,285,701
Intel Corp.	5,938,505	132,606,817
International Business Machines Corp.	2,375,480	431,981,038
International Game Technology	1,988,489	36,966,011
International Paper Co.	818,319	24,304,074
Intuit, Inc. (b)	136,830	6,389,961
JPMorgan Chase & Co.	4,413,549	178,528,057
Johnson & Johnson	5,024,940	325,565,863
Johnson Controls, Inc.	296,300	10,948,285
KBR, Inc. (d)	1,496,552	53,352,079
KLA-Tencor Corp.	142,400	5,670,368
Kinetic Concepts, Inc. (b)	116,300	7,785,122
Kraft Foods, Inc. (d)	3,332,403	114,568,015
The Kroger Co.	290,400	7,222,248
L-3 Communications Holdings, Inc.	78,300	6,195,096
Lam Research Corp. (b)	120,400	4,921,952
Leucadia National Corp.	184,500	6,212,115
Lexmark International, Inc., Class A (b)	398,010	13,361,196

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Liberty Global, Inc. (b)	169,300	$7,076,740
Life Technologies Corp. (b)	1,039,316	46,800,399
Limited Brands, Inc.	223,328	8,455,198
Lincoln National Corp.	218,700	5,795,550
Lockheed Martin Corp.	1,069,300	80,978,089
Lorillard, Inc.	309,140	32,836,851
Lubrizol Corp.	60,973	8,206,966
Macy’s, Inc.	186,700	5,390,029
Marathon Oil Corp.	1,871,362	57,956,081
Marathon Petroleum Corp. (b)	1,330,381	58,257,384
Marco Polo Investment Holdings Ltd.	4,274	—
Marvell Technology Group Ltd. (b)(d)	1,661,600	24,624,912
MasterCard, Inc., Class A (d)	103,900	31,507,675
Mattel, Inc.	1,650,646	44,006,222
McDermott International, Inc. (b)	2,802,416	56,524,731
McDonald’s Corp.	708,674	61,286,128
The McGraw-Hill Cos., Inc.	172,725	7,185,360
McKesson Corp.	815,534	66,156,118
Mead Johnson Nutrition Co. (d)	1,487,340	106,151,456
MeadWestvaco Corp.	221,299	6,891,251
Medco Health Solutions, Inc. (b)	1,221,174	76,787,421
Medtronic, Inc.	2,728,657	98,368,085
Merck & Co., Inc.	5,494,068	187,512,541
MetLife, Inc.	468,559	19,309,316
MetroPCS Communications, Inc. (b)	847,000	13,789,160
Mettler-Toledo International, Inc. (b)	189,583	29,349,344
Micron Technology, Inc. (b)	468,400	3,452,108
Microsoft Corp.	17,586,911	481,881,361
Molson Coors Brewing Co., Class B	133,085	5,995,479
Morgan Stanley	2,693,954	59,940,476
Motorola Mobility Holdings, Inc. (b)(d)	1,611,800	36,072,084
Motorola Solutions, Inc. (b)	719,453	32,296,245
Murphy Oil Corp.	87,400	5,612,828
Mylan, Inc. (b)	2,780,551	63,340,952
NCB Holdings Ltd.	34,970	—
NII Holdings, Inc. (b)	121,700	5,153,995
NRG Energy, Inc. (b)	541,015	13,265,688
National Oilwell Varco, Inc.	1,879,600	151,439,372
Newmont Mining Corp.	2,256,636	125,491,528
NextEra Energy, Inc.	1,667,667	92,138,602
Northrop Grumman Corp.	781,504	47,288,807
Occidental Petroleum Corp.	2,269,552	222,824,615
Oceaneering International, Inc. (b)	153,000	6,609,600
Oracle Corp.	6,873,388	210,188,205
PACCAR, Inc.	1,328,500	56,873,085
PG&E Corp.	748,396	31,006,046
PPG Industries, Inc.	73,704	6,205,877
PPL Corp.	2,124,906	59,284,877
PPL Corp.	659,950	35,399,718
Pall Corp.	334,722	16,595,517
Parker Hannifin Corp.	71,578	5,656,094
PartnerRe Ltd.	197,998	13,230,226
PerkinElmer, Inc.	1,033,290	25,274,273
Perrigo Co.	578,800	52,271,428
Pfizer, Inc.	13,916,314	267,749,881
Philip Morris International, Inc.	1,490,774	106,098,386
Platinum Underwriters Holdings Ltd.	420,567	14,446,476

Common Stocks	Shares	Value
United States (continued)
Polo Ralph Lauren Corp.	56,184	$7,588,773
Polycom, Inc. (b)	2,389,226	64,580,779
Praxair, Inc.	298,262	30,911,874
Precision Castparts Corp.	415,885	67,115,521
Principal Financial Group, Inc.	504,620	13,942,651
The Procter & Gamble Co.	2,883,199	177,287,907
The Progressive Corp.	1,182,396	23,269,553
Pulte Group, Inc. (b)(d)	5,561,300	38,206,131
QEP Resources, Inc.	2,011,413	88,160,232
QUALCOMM, Inc.	4,380,060	239,939,687
Quicksilver Resources, Inc. (b)	5,758,631	81,484,629
Raytheon Co.	924,972	41,373,998
Reinsurance Group of America, Inc.	108,000	6,286,680
RenaissanceRe Holdings Ltd.	422,781	29,421,330
Ross Stores, Inc.	66,134	5,010,973
Ryder System, Inc.	118,911	6,697,068
SM Energy Co. (d)	1,124,701	84,746,220
Safeway, Inc.	138,450	2,792,537
SanDisk Corp. (b)(d)	1,064,602	45,277,523
Sara Lee Corp. (d)	4,908,495	93,801,339
Schlumberger Ltd.	2,270,036	205,143,153
Seagate Technology	2,431,300	33,770,757
Sempra Energy	339,400	17,204,186
Simon Property Group, Inc. (e)	299,700	36,116,847
The Southern Co.	2,401,552	94,957,366
Southwest Airlines Co.	336,900	3,355,524
Spirit Aerosystems Holdings, Inc., Class A (b)	2,585,479	52,976,465
The St. Joe Co. (b)(c)	8,263,290	146,342,866
State Street Corp.	1,187,245	49,235,050
SunTrust Banks, Inc.	582,500	14,265,425
Symantec Corp. (b)(d)	3,187,434	60,752,492
TRW Automotive Holdings Corp. (b)	117,300	5,920,131
Teradata Corp. (b)	190,374	10,462,955
Texas Instruments, Inc.	1,957,021	58,221,375
Thermo Fisher Scientific, Inc. (b)	1,060,083	63,700,387
Time Warner Cable, Inc.	324,354	23,778,392
Time Warner, Inc.	648,520	22,801,963
Torchmark Corp.	151,500	6,119,085
The Travelers Cos., Inc.	1,965,723	108,370,309
U.S. Bancorp	4,374,431	113,997,672
Union Pacific Corp.	2,139,754	219,281,990
United Technologies Corp. (d)	1,232,551	102,104,525
UnitedHealth Group, Inc.	1,512,200	75,050,486
Unum Group	144,785	3,531,306
Urban Outfitters, Inc. (b)(d)	168,200	5,473,228
Valero Energy Corp.	2,169,087	54,487,465
Validus Holdings Ltd.	633,483	16,844,313
Vanguard Health Systems, Inc. (b)	1,364,000	23,651,760
VeriSign, Inc.	191,930	5,990,135
Verizon Communications, Inc.	4,796,545	169,270,073
Viacom, Inc., Class B	1,607,930	77,855,971
Visa, Inc., Class A	490,044	41,918,364
Wal-Mart Stores, Inc.	3,120,803	164,497,526
Walgreen Co.	151,300	5,906,752
Walt Disney Co.	1,633,000	63,066,460
Waters Corp. (b)	689,321	60,584,423

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Weatherford International Ltd. (b)	1,990,850	$43,639,432
WellPoint, Inc.	1,910,228	129,035,901
Wells Fargo & Co.	5,968,194	166,751,340
Western Digital Corp. (b)	1,035,705	35,690,394
The Western Union Co.	301,600	5,854,056
Whiting Petroleum Corp. (b)	1,001,465	58,685,849
Williams Cos., Inc.	185,000	5,864,500
Wisconsin Energy Corp.	522,714	16,021,184
Wyndham Worldwide Corp.	144,700	5,005,173
XL Group Plc	5,987,594	122,865,429
Xerox Corp.	5,895,205	55,002,263
		18,096,078,045
Total Common Stocks – 62.8%		34,510,270,405

Fixed Income Securities

Asset-Backed Securities	Par (000)
United States
Latitude CLO, Ltd., Series 2005-1I, Class SUB, 0.41%, 12/15/17	USD	7,900	4,424,000
Total Asset-Backed Securities – 0.0%			4,424,000

Corporate Bonds
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (a)		6,575	6,624,312
Australia — 0.1%
TFS Corp., Ltd., 11.00%, 7/15/18 (a)		58,050	58,119,660
Brazil — 0.3%
Cosan Finance Ltd., 7.00%, 2/01/17 (a)		7,050	7,675,687
Hypermarcas SA, 6.50%, 4/20/21 (a)		18,728	18,877,824
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		79,050	83,318,700
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21 (a)		39,542	41,914,520
			151,786,731
Canada — 0.3%
Daylight Resources Trust, 6.25%, 12/31/14 (g)	CAD	20,106	22,028,323
PetroBakken Energy Ltd., 3.13%, 2/08/16 (g)	USD	85,600	80,678,000

Corporate Bonds	Par (000)		Value
Canada (concluded)
Sino-Forest Corp. (g):
5.00%, 8/01/13 (a)	USD	62,069	$40,965,540
5.00%, 8/01/13		3,578	2,361,480
Viterra, Inc., 5.95%, 8/01/20 (a)		32,683	34,539,100
			180,572,443
Chile — 0.1%
Inversiones Alsacia SA, 8.00%, 8/18/18 (a)		52,927	50,859,935
China — 0.2%
Celestial Nutrifoods Ltd., 6/12/11 (b)(g)(h)(i)	SGD	89,400	11,136,949
China Milk Products Group Ltd., 74.46%, 1/05/12 (g)(h)	USD	39,800	5,174,000
China Petroleum & Chemical Corp., 7.13%, 4/24/14 (g)(h)	HKD	462,270	67,690,859
			84,001,808
Europe — 0.1%
European Investment Bank: 4.38%, 4/15/13	EUR	31,217	46,873,294
Series 1158/0100, 3.63%, 10/15/11		14,195	20,488,571
			67,361,865
Germany — 0.2%
Fresenius Finance Jersey Ltd., 5.63%, 8/14/11 (g)		44,950	97,980,941
Hong Kong — 0.2%
FU JI Food and Catering Services Holdings Ltd., 0.01%, 10/18/10 (b)(g)(i)	CNY	190,300	5,321,754
Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (g)	USD	8,200	14,263,900
Hutchinson Whampoa International Ltd.:
(03/33), 6.25%, 1/24/14		12,897	14,245,381
(09/16), 4.63%, 9/11/15 (a)		33,249	35,802,889
(09/16), 4.63%, 9/11/15		43,625	46,975,880
			116,609,804
India — 0.4%
REI Agro Ltd.:
5.50%, 11/13/14 (a)		46,977	52,379,355
5.50%, 11/13/14		8,353	9,313,595
Suzlon Energy Ltd.:
0.01%, 6/12/12		24,650	31,428,750
0.01%, 10/11/12		39,502	45,822,320
0.01%, 7/25/14		36,995	34,405,350
Tata Steel Ltd., 1.00%, 9/05/12		26,300	31,560,000
			204,909,370
Indonesia — 0.1%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (a)		21,723	25,062,911

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Ireland — 0.0%
Ono Finance II Plc, 10.88%, 7/15/19 (a)	USD	5,695	$5,937,038
Japan — 0.0%
The Mie Bank Ltd., 1.00%, 10/31/11 (g)	JPY	374,000	4,855,053
Nagoya Railroad Co., Ltd., 1.21%, 3/30/12 (g)(h)		154,000	1,994,168
			6,849,221
Luxembourg — 0.3%
Evraz Group SA:
8.25%, 11/10/15	USD	7,365	8,138,325
9.50%, 4/24/18 (a)		22,625	26,059,475
Gaz Capital SA, 2.89%, 11/15/12	JPY	1,800,000	22,947,621
Intelsat Jackson Holdings SA, 7.50%, 4/01/21 (a)	USD	39,550	40,143,250
Subsea 7 SA, Series ACY, 2.25%, 10/11/13		11,400	14,198,711
TNK-BP Finance SA:
7.50%, 7/18/16 (a)		12,021	13,733,993
6.63%, 3/20/17 (a)		46,309	50,824,127
Series 2, 7.50%, 7/18/16		6,643	7,581,656
			183,627,158
Malaysia — 0.3%
Berjaya Land Bhd, 8.00%, 8/15/11 (g)	MYR	80,700	27,612,016
IOI Capital Bhd, Series IOI, 12/18/11 (b)(g)(h)(i)	USD	40,285	51,242,520
Johor Corp., Series P3, 1.00%, 7/31/12	MYR	179,132	78,460,782
Paka Capital Ltd., 6.11%, 3/12/13 (g)(h)	USD	22,000	21,835,000
			179,150,318
Mexico — 0.3%
BBVA Bancomer SA (a):
7.25%, 4/22/20		9,781	10,404,539
6.50%, 3/10/21		47,473	49,134,555
Pemex Project Funding Master Trust, Series 13, 6.63%, 6/15/35		32,718	35,656,371
Petroleos Mexicanos, 6.00%, 3/05/20		53,957	60,054,141
			155,249,606
Netherlands — 0.3%
Bio City Development Co. B.V., 8.00%, 7/06/18 (a)		142,200	142,200,000
Singapore — 1.1%
CapitaLand Ltd. (g):
2.10%, 11/15/16	SGD	67,750	55,812,417
3.13%, 3/05/18		170,000	148,508,222
2.95%, 6/20/22		163,000	129,194,523
Keppel Land Ltd., 2.50%, 6/23/13 (g)		28,800	24,197,334

Corporate Bonds	Par (000)		Value
Singapore (concluded)
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	69,300	$88,842,600
Wilmar International Ltd., 14.61%, 12/18/12 (g)(h)		42,000	56,721,000
Yanlord Land Group Ltd.:
5.85%, 7/13/14 (g)	SGD	49,000	40,904,562
9.50%, 5/04/17 (a)	USD	32,038	32,198,190
Ying Li International Real Estate Ltd., 4.00%, 3/03/15 (g)	SGD	66,000	48,235,196
			624,614,044
South Korea — 0.4%
Hana Bank, 4.50%, 10/30/15 (a)	USD	14,402	15,292,418
Hyundai Capital Services, Inc., 4.38%, 7/27/16 (a)		11,494	12,011,173
Hyundai Motor Manufacturing Czech sro, 4.50%, 4/15/15 (a)		15,996	16,951,825
Korea Electric Power Corp.:
5.13%, 4/23/34		38,562	41,219,423
7.95%, 4/01/96 (j)		31,040	22,251,583
Zeus Cayman, 4.32%, 8/19/13 (g)(h)	JPY	8,524,000	110,653,666
			218,380,088
Sweden — 0.0%
Svensk Exportkredit AB, 10.50%, 9/29/15 (k)	TRY	31,190	19,048,107
Switzerland — 0.3%
Credit Suisse/Nassau, 10.25%, 7/17/22	IDR	231,829,450	32,242,084
UBS AG, 4.88%, 8/04/20	USD	128,944	132,366,045
			164,608,129
Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (a)		9,851	12,018,220
United Arab Emirates — 0.5%
Aldar Funding, Ltd., 5.77%, 11/10/11 (g)		17,802	17,842,054
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (g)		236,280	231,643,005
Pyrus Ltd., 7.50%, 12/20/15 (a)(g)		46,200	47,863,200
			297,348,259
United Kingdom — 0.4%
Anglo American Plc, Series AAL, 4.00%, 5/07/14 (g)		6,700	11,909,250
BP Capital Markets Plc, 3.13%, 10/01/15		18,436	19,306,493
Essar Energy Invest Ltd., 4.25%, 2/01/16 (g)		2,800	2,404,066
Essar Energy Plc, 4.25%, 2/01/16		49,800	42,449,520
Lloyds TSB Bank Plc, 13.00%, 1/29/49	GBP	59,742	122,579,475

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United Kingdom (concluded)
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (g)	USD	16,400	$16,449,200
			215,098,004
United States — 3.0%
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (g)		108,373	110,269,527
8.13%, 12/15/17		13,100	13,918,750
Alberto-Culver Co., 5.15%, 6/01/20		7,750	8,711,667
Ally Financial, Inc., 4.50%, 2/11/14		85,248	84,821,760
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (g)		38,682	35,925,908
Building Materials Corp. of America, 6.88%, 8/15/18 (a)		9,823	10,117,690
CF Industries, Inc., 7.13%, 5/01/20		12,675	14,861,438
Calpine Corp. (a):
7.88%, 7/31/20		15,685	16,547,675
7.50%, 2/15/21		6,587	6,817,545
Capsugel Finance Co SCA, 9.88%, 8/01/19 (a)(l)	EUR	9,924	14,509,335
Chesapeake Energy Corp., 2.50%, 5/15/37 (g)	USD	60,287	66,466,417
Chrysler Group LLC/CG Co-Issuer, Inc. (a):
8.00%, 6/15/19		49,429	47,822,558
8.25%, 6/15/21		36,439	35,710,220
Consol Energy, Inc., 8.00%, 4/01/17		67,350	74,253,375
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,827	4,734,438
DJO Finance LLC, 9.75%, 10/15/17 (a)		4,020	4,080,300
DaVita, Inc.:
6.38%, 11/01/18		14,793	15,107,351
6.63%, 11/01/20		19,549	19,939,980
EH Holding Corp. (a):
6.50%, 6/15/19		32,915	33,861,306
7.63%, 6/15/21		9,467	9,751,010
Electronic Arts, Inc., 0.75%, 7/15/16 (a)		41,236	40,875,185
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		22,311	24,430,545
8.00%, 12/15/16		13,440	15,393,235
6.63%, 8/15/17		13,227	14,488,062
5.75%, 2/01/21		18,736	19,137,475
Gilead Sciences, Inc. (g):
1.63%, 5/01/16 (a)		13,112	15,373,820
Series B, 0.63%, 5/01/13		56,471	68,259,321
HSBC Finance Corp., 6.68%, 1/15/21 (a)		9,265	9,812,098
The Hertz Corp., 7.50%, 10/15/18 (a)		8,407	8,680,228
Hologic, Inc., 2.00%, 12/15/37 (g)		95,530	106,515,950

Corporate Bonds	Par (000)		Value
United States (concluded)
Intel Corp. (g):
2.95%, 12/15/35	USD	39,140	$40,216,350
3.25%, 8/01/39		33,763	40,009,155
Kraft Foods, Inc., 4.13%, 2/09/16		33,562	36,539,419
Lam Research Corp., 1.25%, 5/15/18 (a)		7,884	7,558,785
Linn Energy LLC, 7.75%, 2/01/21 (a)		31,826	33,894,690
McMoRan Exploration Co. (g):
5.25%, 10/06/11 (a)		6,342	7,198,170
5.25%, 10/06/11		11,129	12,631,415
Morgan Stanley, 3.80%, 4/29/16		19,901	20,039,332
Mylan, Inc. (g):
1.25%, 3/15/12		21,430	22,608,650
3.75%, 9/15/15		30,347	55,762,612
NRG Energy, Inc., 8.25%, 9/01/20		9,613	9,901,390
Omnicare Capital, 4.00%, 6/15/33		21,260	19,780,304
Omnicare, Inc., 3.75%, 12/15/25 (g)		46,445	59,623,769
Phibro Animal Health Corp., 9.25%, 7/01/18 (a)		4,575	4,786,594
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (a)		26,433	25,308,831
SBA Communications Corp. (g):
1.88%, 5/01/13		23,405	25,628,475
4.00%, 10/01/14		20,481	28,699,001
SM Energy Co., 3.50%, 4/01/27 (g)		30,116	43,103,525
SanDisk Corp., 1.00%, 5/15/13 (g)		100,932	97,525,545
SonoSite, Inc., 3.75%, 7/15/14 (g)		14,279	15,742,598
SunGard Data Systems, Inc., 7.38%, 11/15/18		23,661	24,015,915
Texas Industries, Inc., 9.25%, 8/15/20		35,451	34,874,921
Thermo Fisher Scientific, Inc., 3.20%, 5/01/15		14,916	15,702,923
Valeant Pharmaceuticals International, 6.75%, 10/01/17 (a)		10,976	10,729,040
			1,643,075,578
Total Corporate Bonds – 8.9%			4,911,093,550

Floating Rate Loan Interests
Indonesia — 0.1%
PT Multi Daerah Bersaing, Term Loan, 7.25%, 4/13/12		30,533	30,624,802
Spain — 0.1%
Globalspace Energy Investments SA, Term Loan B, 12/01/15		41,146	41,146,000

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value
United States — 0.2%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	104,472	$105,516,281
Vodafone Americas Finance 2, Inc., Term Loan, 6.25%, 7/11/16		41,170	41,375,850
			146,892,131
Total Floating Rate Loan Interests – 0.4%			218,662,933

Foreign Agency Obligations
Australia Government Bond, 5.50%, 12/15/13	AUD	150,000	168,898,785
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	105,128	138,354,576
Series F, 10.00%, 1/01/17		643,991	373,483,221
Series F, 10.00%, 1/01/21		551,699	306,464,463
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	390,994	633,035,176
3.50%, 7/04/19		316,102	493,132,256
Canadian Government Bond:
4.00%, 6/01/16	CAD	60,628	69,319,420
3.50%, 6/01/20		73,538	81,881,209
Deutsche Bundesrepublik Inflation Linked, Series I/L, 1.50%, 4/15/16	EUR	35,570	54,371,634
Export-Import Bank of Korea, 4.13%, 9/09/15	USD	76,100	80,316,929
Federal Republic of Germany:
1.50%, 9/21/12 (a)		130,903	132,851,491
1.50%, 9/21/12		1,875	1,902,909
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	305,600	41,608,771
2.03%, 3/18/13		1,056,650	139,442,957
1.67%, 3/24/14		197,900	26,223,912
Hungarian Government Bond, 4.40%, 9/25/14	EUR	2,100	2,840,211
Korea Development Bank:
4.38%, 8/10/15	USD	53,502	56,840,204
4.00%, 9/09/16		52,638	54,885,958
Kreditanstalt fuer Wiederaufbau, 3.25%, 6/27/13 (g)	EUR	82,800	123,734,271
Malaysia Government Bond:
3.83%, 9/28/11	MYR	82,397	27,836,305
Series 0108, 3.46%, 7/31/13		185,681	62,938,790
Series 0109, 2.51%, 8/27/12		649,537	217,995,603
Netherlands Government Bond, 3.75%, 7/15/14	EUR	26,568	40,571,819
New Zealand Government Bond, Series 216, 4.50%, 2/14/16	NZD	20,974	30,046,390
Poland Government Bond, 3.00%, 8/24/16	PLN	173,330	77,957,307

Foreign Agency Obligations	Par (000)		Value
Turkey Government Bond:
10.00%, 1/09/13	TRY	22,288	$13,488,716
10.50%, 1/15/20		192,733	120,932,299
4.00%, 4/01/20		43,107	27,149,932
Ukraine Government International Bond (a):
6.88%, 9/23/15	USD	9,854	10,272,795
7.75%, 9/23/20		22,934	24,080,700
United Kingdom Gilt:
4.00%, 9/07/16	GBP	166,100	302,622,374
4.75%, 3/07/20		346,564	657,446,026
Vietnam Government International Bond:
6.75%, 1/29/20	USD	900	954,000
6.75%, 1/29/20		23,121	24,508,260
Total Foreign Agency Obligations – 8.4%			4,618,389,669

Non-Agency Mortgage-Backed Securities
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 0.22%, 11/15/2015 (a)(k)		130,559	121,164,414
Total Non-Agency Mortgage-Backed Securities – 0.2%			121,164,414

US Treasury Obligations
US Treasury Inflation Indexed Bond, 2.38%, 1/15/27		88,591	107,665,687
US Treasury Notes:
0.63%, 7/31/12		193,101	193,742,497
2.63%, 12/31/14 (m)		408,210	434,584,466
2.25%, 1/31/15		540,015	568,197,303
2.38%, 2/28/15 (m)(n)		397,163	419,781,433
2.50%, 3/31/15		489,360	519,641,597
2.25%, 3/31/16		527,509	552,359,530
3.50%, 5/15/20 (m)		885,704	951,024,670
2.63%, 8/15/20		745,725	743,395,008
Total US Treasury Obligations – 8.2%			4,490,392,191
Total Fixed Income Securities – 26.1%			14,364,126,763

Investment Companies	Shares
United States — 3.6%
Consumer Staples Select Sector SPDR Fund		1,554,500	47,878,600
ETFS Gold Trust (b)(c)		1,355,000	218,642,800
ETFS Palladium Trust (b)(c)		462,500	37,883,375
ETFS Platinum Trust (b)(c)		390,600	68,784,660
Energy Select Sector SPDR Fund		3,928,305	300,593,899

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Investment Companies	Shares		Value
United States (concluded)
Health Care Select Sector SPDR Fund		1,556,236	$53,145,459
SPDR Gold Shares (b)		5,687,632	900,977,785
Technology Select Sector SPDR Fund		2,489,936	64,265,248
Utilities Select Sector SPDR Fund		187,700	6,224,132
Vanguard Telecommunication Services ETF		26,500	1,781,065
iShares Dow Jones US Telecommunications Sector Index Fund (m)		858,229	20,108,305
iShares Gold Trust (b)(o)		12,437,367	197,381,014
iShares Silver Trust (b)(o)		1,823,150	70,792,915
			1,988,459,257
Vietnam — 0.1%
Vietnam Enterprise Investments Ltd., R Shares (b)		2,801,490	5,042,682
Vinaland, Ltd. (b)		14,489,260	11,106,018
			16,148,700
Total Investment Companies – 3.7%			2,004,607,957

Preferred Securities	Par (000)
Capital Trusts — 0.1%
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41	USD	31,763	32,239,445

Preferred Stocks	Shares
Switzerland — 0.1%
UBS AG, 9.38% (g)		1,452	29,995,399
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		1,270	34,612,950
United States — 0.5%
Bunge Ltd., 4.88% (g)		83	8,461,206
Chesapeake Energy Corp., 5.75% (a)(g)		99	136,753,860
General Motors Co., 4.75%		1,451	67,027,605
Health Care Reit, Inc., 6.50% (g)		660	34,205,445
PPL Corp., 8.75% (g)		746	41,834,727
SandRidge Energy, Inc., 7.00% (a)(g)		263	46,011,675
XL Group Plc, 10.75% (g)		261	7,103,683
			341,398,201
Total Preferred Stocks 0.07%			406,006,550

Trust Preferreds	Shares		Value
United States — 0.2%
Citigroup Capital XIII, 7.88% (k)		33,344	$36,105,289
GMAC Capital Trust I, Series 2, 8.13%, (g)(k)		71,375	73,145,100
			109,250,389
Total Trust Preferreds – 0.2%			109,250,389
Total Preferred Securities – 1.0%			547,496,384

Warrants (q)
Canada — 0.0%
Kinross Gold Corp. (Expires 9/13/13)	CAD	560,000	703,852
United States — 0.0%
Bank of America Corp. (Expires 1/16/19)	USD	1,952,000	8,606,208
Citigroup, Inc. (Expires 10/28/18)		1,485,000	178,185
Ford Motor Co. (Expires 1/01/13)		3,710,000	14,285,098
			23,069,491
Total Warrants – 0.0%			23,773,343
Total Long-Term Investments (Cost – $44,076,464,716) – 93.6%			51,450,274,846

Short-Term Securities	Par (000)
Foreign Agency Obligations — 1.4%
Bank Negara Malaysia Monetary Notes, 2.70%, 09/15/2011 (p)	MYR	494,437	165,976,071
Hong Kong Treasury Bill, 0.07%, 10/12/11 (p)		1,289,000	165,370,741
Mexican Cetes (p):
4.59%, 08/11/2011	MXN	409,335	34,823,101
4.60%, 08/11/2011		821,631	69,898,133
4.61%, 08/11/2011		818,670	69,646,203
4.50%, 09/08/2011		809,751	68,677,046
4.49%, 09/22/2011		395,298	33,474,341
4.66%, 09/22/2011		811,668	68,733,079
Singapore Treasury Bill, 0.22%, 10/20/11 (p)	SGD	120,960	100,383,540
			776,982,255
	Beneficial Interest (000)
Money Market Funds — 0.0%
BlackRock Liquidity Series, LLC Money Market Series, 0.09%, (o)(r)(s)	USD	13,992	13,991,936

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Time Deposits	Par (000)		Value
Australia — 0.0%
JPMorgan chase Bank NA., 3.67%, 8/03/11	AUD	2,561	$2,813,100
Canada — 0.0%
Brown Brothers Harriman & Co., 0.25%, 8/03/11	CAD	4	4,533
Hong Kong — 0.0%
Citibank, NY, 0.01%, 8/03/11	HKD	232	29,734
South Africa — 0.0%
Brown Brothers Harriman & Co, 4.40%, 8/03/11	ZAR	31	4,711
United Kingdom — 0.0%
Brown Brothers Harriman & Co, 0.15%, 8/03/11	GBP	2	3,861
United States — 0.0%
Citibank, NY, 0.03%, 8/03/11	USD	1,843	1,842,962
Total Time Deposits – 0.0%			4,698,901

US Treasury Obligations
US Treasury Bills (p):
0.03%, 9/01/11	210,580	210,564,207
0.03%, 9/01/11	105,650	105,642,076
0.02%, 9/08/11	40,100	40,096,310
0.03%, 9/08/11	82,850	82,842,378
0.04%, 9/08/11	298,400	298,372,547
0.05%, 9/08/11	302,475	302,447,172
0.01%, 9/15/11	11,970	11,968,695
0.03%, 9/15/11	118,130	118,117,124
0.05%, 9/15/11	261,862	261,833,457
0.06%, 9/15/11	135,750	135,735,203
0.01%, 9/22/11	51,500	51,494,438
0.04%, 9/22/11	357,000	356,961,444
0.05%, 9/22/11	100,695	100,684,125
0.00%, 10/06/11	50,600	50,592,865
0.01%, 10/06/11	39,900	39,894,374
0.02%, 10/06/11	67,730	67,720,450
0.02%, 10/06/11	25,700	25,696,376
0.03%, 10/13/11	22,950	22,946,053
0.05%, 10/13/11	45,500	45,492,174
0.01%, 10/20/11	194,500	194,462,461
0.06%, 10/20/11	41,700	41,691,952
0.08%, 10/27/11	242,395	242,350,056
		2,807,605,937
Total Short-Term Securities (Cost – $3,590,751,678) – 6.5%		3,603,279,029

Options Purchased	Contracts	Value
Exchange-Traded Call Options — 0.0%
JPMorgan Chase & Co., Strike Price USD 43.00, Expires 8/20/11	13,094	$471,384
SPDR Gold Shares:
Strike Price USD 158.00, Expires 9/17/11	13,071	5,587,853
Strike Price USD 160.00, Expires 10/22/11	15,728	7,431,480
Wells Fargo & Co., Strike Price USD 28.00, Expires 10/22/11	20,531	3,428,677
		16,919,394
Exchange-Traded Put Options — 0.2%
S&P 500 Index:
Strike Price USD 1,260.00, Expires 8/20/11	8,562	16,653,090
Strike Price USD 1,275.00, Expires 8/20/11	3,951	9,442,890
Strike Price USD 1,315.00, Expires 8/20/11	3,938	16,342,700
Strike Price USD 1,250.00, Expires 9/17/11	15,335	40,024,350
SPDR Gold Trust:
Strike Price USD 143.00, Expires 8/20/11	9,110	145,760
Strike Price USD 132.00, Expires 9/30/11	8,500	119,000
Strike Price USD 125.00, Expires 1/21/12	5,719	263,074
		82,990,864
Over-the-Counter Call Options — 0.1%
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 102.90, Expires 6/15/12, Broker Deutsche Bank AG	555,510	2,425,002
Strike Price USD 104.71, Expires 6/15/12, Broker Goldman Sachs Bank USA	1,187,000	4,142,630
Strike Price USD 99.43, Expires 7/12/12, Broker Credt Suise International	1,710,035	8,837,974
Taiwan Taiex Index:
Strike Price USD 9,047.46, Expires 9/19/12, Broker Citibank NA	258,634	4,354,700
Strike Price USD 9,041.74, Expires 9/19/12, Broker JPMorgan Chase Bank NA	172,940	2,450,560
Strike Price USD 8,818.93, Expires 3/20/13, Broker Citibank NA	176,273	4,675,910
Strike Price USD 8,807.55, Expires 6/19/13, Broker JPMorgan Chase Bank NA	176,500	5,199,690
Strike Price USD 8,646.24, Expires 9/18/13, Broker Credit Suisse International	148,234	2,769,011

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Call Options (concluded)
Strike Price USD 8,807.55, Expires 9/18/13, Broker Credit Suisse International	88,250	$2,242,433
Strike Price USD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase Bank NA	296,007	5,970,461
Strike Price USD 1.34, Expires 9/30/11, Broker UBS AG	526,261,000	2,441,851
		45,510,222
Over-the-Counter Put Options — 0.0%
EUR Put, Strike Price USD 1.30, Expires 9/30/11, Broker Credit Suisse International	132,002,000	358,483
KOSPI Index, Strike Price USD 230.71, Expires 12/08/11, Broker Citibank NA	304,200	642,470
		1,000,953
Total Options Purchased (Cost –$202,873,188)– 0.3%		146,421,433
Total Investments Before Structured Options and Options Written (Cost $47,870,089,582*) – 100.4%		55,199,975,308

Over-the-Counter Structured Options	Units
United States — 0.0%
Brazil BOVESPA Index Initial Reference Strike Price 66,514, One written call strike 75,043, One written put strike 53,246, One put strike 63,229, Expires 10/13/11, Broker Goldman Sachs Bank USA	1,984	7,155,663
iShares Russell 2000 Index, One written put strike 65.72, One written call strike 87.28, One put strike 78.04, Expires 10/12/11, Broker Goldman Sachs Bank USA	1,206,095	2,256,496
MSCI EAFE Index, Initial Reference Strike Price 1,621.56, One written put strike 1,621.56, One written 1.275 calls strike 1,621.56, Expires 12/16/11, Broker Goldman Sachs Bank USA	10,292	822,021
MSCI EM Index, Initial Reference Strike Price 1,128.89, One written put strike 1,128.89, 1.066 calls strike 1,128.89, Expires 12/14/11, Broker JPMorgan Chase Bank NA	75,295	926,755

Structured Options	Units	Value
MSCI Europe excluding UK Index:
Initial Reference Strike Price 96.02, One written put strike 89.97, One call strike 96.02, Expires 9/16/11, Broker Goldman Sachs Bank USA	395,751	$1,412,840
Initial Reference Strike Price 96.02, One written put strike 96.02, 1.29 calls strike 96.02, Expires 9/16/11, Broker Goldman Sachs Bank USA	676,942	2,409,940
Nikkei 225 Index Link:
Initial Reference Strike Price 9,582.02, One written call strike 11,019.32, Expires 11/18/11, Broker UBS AG	(5,709)	(308,644)
Initial Reference Strike Price 9,583, One written call strike 10,996.49, Expires 11/18/11, Broker JPMorgan Chase Bank NA	(5,367)	(299,049)
S&P 500 Index:
Initial Reference Strike Price 1,328.17, One written call strike 1,403.95, One written put strike 1,130.08, One put strike 1,263.03, Expires 10/10/11, Broker Citibank NA	40,028	872,443
Initial Reference Strike Price 1,300.35, One written put strike 1,131.30, One call strike 1,379.67, Expires 3/16/12, Broker JPMorgan Chase Bank NA	136,886	(589,653)
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.82, One written put strike USD 243.41, One call strike USD 290.81, Expires 12/19/11, Broker Citibank NA	179,295	1,642,525
Initial Reference Strike Price 8,900, One written put strike 8,400, 1.35 calls strike 9,000, Expires 12/21/11, Broker Citibank NA	252,080	(548,235)
Initial Reference Strike Price 8,775.89, One written put strike 7,345.42, 1.45 calls strike 8,775.89, Expires 12/19/12, Broker Citibank NA	175,727	959,572
Total Over-the-Counter Structured Options (Premiums Received $2,264,415) – 0.0%		16,712,674

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options — (0.1)%
American Eagle Outfitters, Strike Price USD 15.00, Expires 2/18/12	41,979	$(3,568,215)
Cephalon, Inc., Strike Price USD 65.00, Expires 1/21/12	2,235	(3,464,250)
Cisco Systems, Inc.:
Strike Price USD 17.50, Expires 1/21/12	14,383	(1,064,342)
Strike Price USD 20.00, Expires 1/19/13	15,260	(1,579,410)
Colgate Palmolive Co., Strike Price USD 92.50, Expires 1/21/12	3,413	(568,265)
Corning, Inc., Strike Price USD 17.50, Expires 1/19/13	17,345	(3,278,205)
Dell, Inc.:
Strike Price USD 16.00, Expires 8/20/11	10,455	(794,580)
Strike Price USD 15.00, Expires 1/21/12	6,456	(1,465,512)
EOG Resources, Inc., Strike Price USD 100.00, Expires 1/21/12	2,617	(2,675,883)
INTEL Corp., Strike Price USD 24.00, Expires 1/21/12	12,163	(1,033,855)
Kraft Foods, Inc., Strike Price USD 35.00, Expires 1/21/12	15,740	(1,778,620)
Marvell Technology Group, Ltd., Strike Price USD 17.50, Expires 1/21/12	16,122	(1,160,784)
Mastercard, Inc., Strike Price USD 285.00, Expires 10/22/11	1,012	(2,965,160)
Mead Johnson Nutrition Co., Strike Price USD 75.00, Expires 11/19/11	6,072	(1,235,652)
Motorola Mobility Holdings I, Strike Price USD 27.00, Expires 8/20/11	1,979	(14,842)
Polycom, Inc., Strike Price USD 32.50, Expires 1/21/12	5,816	(799,700)
Pultegroup, Inc., Strike Price USD 10.00, Expires 1/19/13	19,524	(1,366,680)
SM Energy Co.:
Strike Price USD 65.00, Expires 8/20/11	1,904	(2,122,960)
Strike Price USD 90.00, Expires 8/20/11	3,183	(87,532)
Strike Price USD 90.00, Expires 11/19/11	3,183	(724,133)
SanDisk Corp., Strike Price USD 46.00, Expires 10/22/11	6,352	(1,378,384)
Sara Lee Corp., Strike Price USD 19.00, Expires 1/21/12	49,084	(6,135,500)
Seagate Technology, Strike Price USD 17.50, Expires 1/21/12	8,203	(385,541)
Symantec Corp., Strike Price USD 17.50, Expires 1/21/12	16,867	(4,351,686)
United Technologies Corp., Strike Price USD 80.00, Expires 1/21/12	5,875	(3,906,875)

Options Written	Contracts		Value
Exchange-Traded Call Options (concluded)
Valeant Pharmaceuticals International, Strike Price USD 50.00, Expires 1/21/12		2,846	$(2,561,400)
Western Digital Corp., Strike Price USD 40.00, Expires 1/21/12		7,202	(1,328,769)
Whiting Petroleum Corp., Strike Price USD 55.00, Expires 1/21/12		5,066	(4,356,760)
			(56,153,495)
Exchange-Traded Put Options — 0.0%
Broadcom Corp., Strike Price USD 35.00, Expires 8/20/11		4,652	(276,794)
JPMorgan Chase & Co., Strike Price USD 38.00, Expires 8/20/11		13,094	(641,606)
KBR, Inc., Strike Price USD 36.00, Expires 9/17/11		1,250	(253,125)
Mastercard, Inc., Strike Price USD 220.00, Expires 10/22/11		1,012	(149,270)
Motorola Mobility Holdings, Strike Price USD 24.00, Expires 10/22/11		5,353	(1,498,840)
S&P 500 Index, Strike Price USD 1,200.00, Expires 8/20/11		3,951	(3,338,595)
SPDR Gold Trust:
Strike Price USD 120.00, Expires 9/30/11		8,500	(55,250)
Strike Price USD 105.00, Expires 1/21/12		5,707	(77,044)
Urban Outfitters, Inc., Strike Price USD 27.00, Expires 9/17/11		9,628	(336,980)
Wells Fargo & Co., Strike Price USD 24.00, Expires 10/22/11		20,531	(1,231,860)
			(7,859,364)
Over-the-Counter Call Options — 0.0%
Beirsdorf AG, Strike Price USD 48.00, Expires 3/16/12, Broker Deutsche Bank AG		115,360	(299,651)
China Unicom (Hong Kong) Ltd.:
Strike Price USD 17.24, Expires 9/28/11, Broker Citibank NA	HKD	4,415,773	(187,821)
Strike Price USD 17.56, Expires 10/28/11, Broker Citibank NA		4,415,773	(238,530)
EUR Call, Strike Price USD 1.47, Expires 9/30/11, Broker Credit Suisse International		132,002,000	(1,955,535)
Kraft Foods, Inc., Strike Price USD 34.00, Expires 1/20/12, Broker Morgan Stanley & Co., Inc.		1,560,052	(2,388,377)
MSCI Europe Excluding United Kingdom, Strike Price USD 113.85, Expires 7/12/12		1,710,035	(1,328,013)
Urban Outfitters, Inc., Strike Price USD 34.00, Expires 1/20/12, Broker Deutsche Bank AG		1,682	(443,370)
			(6,841,297)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Put Options — (0.1)%
American Eagle Outfitters:
Strike Price USD 11.75, Expires 3/16/12, Broker Bank of America	1,266,069	$(1,486,276)
Strike Price USD 12.00, Expires 3/16/12, Broker Bank of America	3,165,286	(4,089,771)
Beiersdorf AG:
Strike Price USD 38.00, Expires 12/16/11, Broker JPMorgan Chase Bank NA	451,315	(206,059)
Strike Price USD 38.00, Expires 1/20/12, Broker JPMorgan Chase Bank NA	257,895	(168,409)
HTC Corp. JAN12 900 PUT, Strike Price USD 900.00, Expires 1/04/12, Broker Goldman Sachs Bank USA	8,670	(4,084,645)
MSCI Europe Excluding United Kingdom:
Strike Price USD 98.12, Expires 6/15/12, Broker Deutsche Bank AG	555,510	(4,805,022)
Strike Price USD 99.84, Expires 6/15/12, Broker Goldman Sachs Bank USA	1,187,000	(11,050,970)
Strike Price USD 92.97, Expires 7/12/12, Broker Credit Suisse International	1,710,035	(10,944,566)
S&P Equity Option, Strike Price USD 988.57, Expires 12/08/11, Broker JPMorgan Chase Bank NA	56,112	(483,006)
Taiwan Taiex Index:
Strike Price USD 7,758.20, Expires 9/19/12, Broker Citibank NA	258,634	(5,286,345)
Strike Price USD 7,608.62, Expires 9/19/12, Broker JPMorgan Chase Bank NA	172,940	(3,187,284)
Strike Price USD 7,557.82, Expires 3/20/13, Broker Citibank NA	176,273	(4,168,987)
Strike Price USD 7,574.49, Expires 6/19/13, Broker Credit Suisse International	176,500	(4,509,575)
Strike Price USD 6,957.96, Expires 9/18/13, Broker Credit Suisse International	88,250	(1,984,743)
Strike Price USD 7,176.38, Expires 9/18/13, Broker Credit Suisse International	89,838	(2,292,666)
Strike Price USD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase Bank NA	179,398	(5,500,343)
		(64,248,667)

Options Written	Notional Value (000)		Value
Over-the-Counter Call Options — (0.0)%
EUR Call Option, Strike Price USD 1.51, Expires 9/30/11, Broker UBS AG	USD	526,261	$(1,978,741)
	Par (000)
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 3.15% and pay a floating rate based on 3- month LIBOR, Expires 4/30/13, Broker Morgan Stanley & Co., Inc.		19,904,958	(1,039,913)
Total Options Written (Premium Received - $152,051,311) – (0.2)%			(138,121,477)
Total Investments, Net of Structured Options and Outstanding Options Written – 100.2%			55,078,566,505
Liabilities in Excess of Other Assets – (0.2)%			(117,057,593)
Net Assets – 100.0%			$54,961,508,912

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$48,147,729,899
Gross unrealized appreciation	$8,953,690,761
Gross unrealized depreciation	(1,346,164,718)
Net unrealized appreciation	$7,607,526,043

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

(c)

Investments in companies whereby the Fund held 5% or more of the companies’ outstanding securities that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Shares Purchased	Shares Sold	Shares Held at July 31, 2011	Value at July 31, 2011	Realized Loss	Income
American Commercial Lines, Inc.[1]	960,334	136,400	(1,096,734)	—	—	$(12,117,491)	—
ETFS Gold Trust	1,355,000	—	—	1,355,000	$218,642,800	—	—
ETFS Palladium Trust	462,500	—	—	462,500	37,883,375	—	—
ETFS Platinum Trust	390,600	—	—	390,600	68,784,660	—	—
RHJ International	4,032,724	17,800	—	4,080,524	27,381,621	—	—
RHJ International – ADR	899,200	—	—	899,200	6,033,919	—	—
The St. Joe Co.	1,239,329	8,426,720	(1,402,759)	8,263,290	146,342,866	(4,673,235)	—
Tianjin Development Holdings Ltd.	80,974,643	7,305,100	—	88,279,743	52,474,861	—	—

[1]	No longer an affiliated company or held by the Fund as of report date.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.

(e)	Security, or a portion of security, is on loan.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(g)	Convertible security.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	Variable rate security. Rate shown is as of report date.

(l)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital	$14,509,338	$391,660
Credit Suisse Securities (USA) LLC	$41,146,000	—

(m)	All or a portion of security has been pledged as collateral in connection with swaps.

(n)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(o)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2011	Value at July 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	—		$4,297
BlackRock Liquidity Series, LLC Money Market Series	$111,225,250	—	$(97,233,314)[1]	$13,991,936	$13,991,936	—	178,701
iShares Dow Jones US Telecommunications Sector Index Fund	793,729	$64,500	—	858,229	20,108,305	—	305,496
iShares MSCI Brazil (Free) Index Fund[2]	22,300	—	(22,300)	—	—	$625,537	56,456
iShares Gold Trust	—	12,437,367	—	12,437,367	197,381,014	—	—
iShares MSCI South Korea Index Fund	24,900	—	(24,900)	—	—	—	—
iShares Silver Trust	3,918,550	—	(2,095,400)	1,823,150	70,792,915	50,885,016	—

[1]	Represents net share activity.

[2]	No longer an affiliated company or held by the Fund as of report date.

(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(q)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(r)	Security was purchased with the cash collateral from loaned securities.

(s)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
354	Emini MSCI EAFE	Chicago Mercantile	September 2011	$29,388,325	$165,365
6,748	Euro Stoxx 50 Index	Eurex	September 2011	$260,624,787	4,439,409
8,357	Russell 2000 EMINI	Chicago Mercantile	September 2011	$652,959,905	(11,839,445)
1,864	S&P 500 Index	Chicago Mercantile	September 2011	$592,429,436	(7,964,964)
1,251	TOPIX Index	Tokyo	September 2011	$135,130,918	(2,400,948)
Total					$(17,600,583)

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,408,448	USD	3,445,935	Brown Brothers Harriman	8/01/11	$14,762
EUR	9,924,000	USD	14,239,848	Credit Suisse Securities (USA) LLC	8/01/11	19,940
HKD	18,785,092	USD	2,410,520	Brown Brothers Harriman	8/01/11	(243)
USD	69,738	GBP	42,737	Brown Brothers Harriman	8/01/11	(412)
USD	1,194,018	HKD	9,304,979	Brown Brothers Harriman	8/01/11	115
USD	12,372	INR	544,869	Brown Brothers Harriman	8/01/11	42
EUR	3,602,838	USD	5,162,471	BNP Paribas SA	8/02/11	14,445
KRW	6,474,007,750	USD	6,171,599	Brown Brothers Harriman	8/02/11	(31,025)
USD	53,151	CAD	50,477	Brown Brothers Harriman	8/02/11	320
USD	18,606	EUR	12,946	Brown Brothers Harriman	8/02/11	4
USD	591,484	HKD	4,610,670	Brown Brothers Harriman	8/02/11	(102)
USD	1,872,995	MYR	5,530,954	Brown Brothers Harriman	8/02/11	9,466

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	159,425,622	USD	191,040,997	JP Morgan Chase	8/04/11	$11,523,166
EUR	94,125,880	USD	135,040,518	UBS AG	8/04/11	203,059
EUR	66,037,650	USD	95,120,631	Bank of America Securities LLC	8/05/11	(237,318)
EUR	23,150,000	USD	33,336,000	Credit Suisse Securities (USA) LLC	8/05/11	(73,934)
JPY	15,768,326,124	USD	195,118,743	Deutsche Bank Securities Inc	8/05/11	9,712,853
JPY	6,711,888,348	USD	83,063,813	UBS AG	8/05/11	4,124,059
KRW	102,035,230,000	USD	95,351,117	Deutsche Bank Securities Inc	8/08/11	1,387,221
KRW	41,497,820,000	USD	38,746,797	UBS AG	8/08/11	596,772
CHF	207,556,376	USD	249,158,345	JP Morgan Chase	8/11/11	14,589,118
EUR	65,535,615	USD	92,995,038	UBS AG	8/11/11	1,154,767
EUR	58,790,600	USD	82,312,131	UBS AG	8/11/11	2,147,647
USD	166,570,544	MXN	2,049,636,380	UBS AG	8/11/11	(7,910,759)
CHF	191,547,644	EUR	159,889,520	Credit Suisse Securities (USA) LLC	8/12/11	6,856,479
CHF	226,004,638	EUR	188,798,180	UBS AG	8/12/11	7,984,598
CHF	305,967,372	EUR	264,257,040	UBS AG	8/18/11	4,631,955
CAD	69,453,068	USD	72,362,021	Credit Suisse Securities (USA) LLC	8/19/11	302,343
CAD	102,719,361	USD	107,133,251	Deutsche Bank Securities Inc	8/19/11	335,537
NOK	566,685,180	USD	102,751,569	Deutsche Bank Securities Inc	8/19/11	2,389,258
NOK	600,302,980	USD	108,472,481	UBS AG	8/19/11	2,905,678
EUR	58,769,650	USD	83,348,293	Credit Suisse Securities (USA) LLC	8/26/11	1,054,089
EUR	84,453,841	USD	119,807,063	Deutsche Bank Securities Inc	8/26/11	1,481,823
EUR	103,652,580	USD	150,088,936	Credit Suisse Securities (USA) LLC	9/01/11	(1,246,916)
EUR	65,735,260	USD	95,217,524	Deutsche Bank Securities Inc	9/01/11	(823,647)
EUR	125,553,580	USD	180,792,930	Bank of America, NA	9/02/11	(505,612)
EUR	123,637,807	USD	178,260,990	Deutsche Bank Securities Inc	9/02/11	(724,606)
USD	34,988,544	ZAR	234,423,243	Bank of America, NA	9/02/11	(89,003)
USD	66,211,325	MXN	809,751,260	Credit Suisse Securities (USA) LLC	9/08/11	(2,544,306)
SGD	107,787,660	USD	85,100,000	JP Morgan Chase	9/12/11	4,425,066
USD	162,772,254	MYR	494,437,000	HSBC Securities	9/15/11	(3,270,311)
USD	66,683,174	MXN	811,667,590	Credit Suisse Securities (USA) LLC	9/22/11	(2,147,412)
USD	32,201,654	MXN	395,297,840	UBS AG	9/22/11	(1,320,175)
USD	27,570,222	MYR	83,976,139	HSBC Securities	9/28/11	(603,591)
SGD	60,416,580	USD	48,578,879	JP Morgan Chase	11/16/11	1,614,889
CNY	820,448,000	USD	128,000,000	Credit Suisse Securities (USA) LLC	3/12/12	29,728
CNH	348,302,250	USD	54,700,000	UBS AG	4/11/12	(502,889)
CNH	420,462,000	USD	65,800,000	UBS AG	4/11/12	(374,567)
CNH	170,384,309	USD	26,435,640	UBS AG	4/11/12	76,785
Total						$57,179,156

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Interest rate swaps outstanding as of July 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.65%(a)	3-month LIBOR	Morgan Stanley & Co., Inc.	7/25/13	$3,316	$(3,994)
2.19%(b)	3-month LIBOR	Morgan Stanley & Co., Inc.	5/16/14	$262,954	2,520,951
1.84%(a)	3-month LIBOR	Morgan Stanley & Co., Inc.	7/25/16	$17,911	(185,383)
Total					$2,331,574

(a) Pays fixed rate and receives floating rate.

(b) Pays floating interest amount and receives fixed rate.

•	Cross-currency swaps outstanding as of July 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
IDR 7.85% [a]	6-month LIBOR	Credit Suisse International	6/03/18	USD $281,395,404	$1,900,306

•	Pays floating interest amount and receives fixed rate.

•	Total return swaps outstanding as of July 31, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Return on the RTS Index Future September 2011	Pays	Overnight MosPrime Rate	Credit Suisse International	9/16/11	USD	10,737	$215,040
Return on the MSCI Daily Total Return All Country World (ex USA) USD Index	Receives	3-month LIBOR minus 0.17%	BNP Paribas SA	9/19/11	USD	119,229	4,284,542
Return on the MSCI Daily Total Return Net Emerging Markets USD Index	Receives	3-month LIBOR minus 0.63%	BNP Paribas SA	1/12/12	USD	72,237	(211,113)
Total							$4,288,469

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	20

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long-Term Investments[1]
Common Stocks:
Argentina	$44,144,941	—	—	$44,144,941
Australia	—	$722,588,753	—	722,588,753
Austria	11,585,875	—	—	11,585,875
Belgium	33,415,540	—	—	33,415,540
Brazil	1,171,128,213	—	—	1,171,128,213
Canada	1,378,111,942	—	—	1,378,111,942
Chile	58,480,401	—	—	58,480,401
China	64,278,929	741,365,499	—	805,644,428
Czech Republic	—	40,087,570	—	40,087,570
Egypt	—	31,460,150	—	31,460,150
Finland	—	59,802,033	—	59,802,033
France	97,129,434	628,615,808	—	725,745,242
Germany	7,071,415	745,203,343	—	752,274,758
Hong Kong	27,152,357	352,873,947		380,026,304
India	—	409,206,304	—	409,206,304
Indonesia	—	67,818,333	—	67,818,333

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Israel	104,376,093	—	—	104,376,093
Italy	—	149,228,569	—	149,228,569
Japan	—	3,663,114,103	—	3,663,114,103
Kazakhstan	—	69,345,962	—	69,345,962
Luxembourg	—	17,083,408	—	17,083,408
Malaysia	84,560,631	214,610,264	—	299,170,895
Mexico	88,206,762	—	—	88,206,762
Netherlands	30,472,824	140,212,182	—	170,685,006
Norway	—	98,330,915	—	98,330,915
Philippines	21,904,200	—	—	21,904,200
Poland	—	10,525,306	—	10,525,306
Portugal	—	16,671,504	—	16,671,504
Russia	657,129,215	51,566,687	—	708,695,902
Singapore	—	463,881,054	—	463,881,054
South Africa	161,948,107	49,137,172	—	211,085,279
South Korea	132,787,295	351,231,868	—	484,019,163
Spain	55,421,981	135,496,826	—	190,918,807
Switzerland	86,666,149	456,039,832		542,705,981
Taiwan	72,815,491	467,655,273	—	540,470,764
Thailand	180,384,503	—	—	180,384,503
Turkey	60,580,756	82,384,412	—	142,965,168
United Kingdom	463,413,924	1,085,488,305	—	1,548,902,229
United States	18,096,078,045	—	—	18,096,078,045
Asset-Backed Securities	—	—	4,424,000	4,424,000
Corporate Bonds	19,780,304	4,493,587,100	397,726,146	4,911,093,550
Floating Rate Loan Interest	—	—	218,662,933	218,662,933
Foreign Agency Obligations	—	4,618,389,669	—	4,618,389,669
Non-Agency Mortgage-Backed Securities	—	121,164,414	—	121,164,414
US Treasury Obligations	—	4,490,392,191	—	4,490,392,191
Investments Companies	2,004,607,957	—	—	2,004,607,957
Capital Trusts	—	32,239,445	—	32,239,445
Preferred Stocks	158,632,666	247,373,884	—	406,006,550
Trust Preferreds	109,250,389	—	—	109,250,389
Warrants	23,773,343	—	—	23,773,343
Short-Term Securities
Foreign Agency Obligations	—	776,982,255	—	776,982,255
Money Market Funds	—	13,991,936	—	13,991,936
Time Deposits	—	4,698,901	—	4,698,901
US Treasury Obligations	—	2,807,605,937	—	2,807,605,937
Total	$25,505,289,682	$28,927,451,114	$620,813,079	$55,053,553,875

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$104,515,032	$4,499,582	$62,169,097	$171,183,711
Interest rate contracts	—	2,520,951		2,520,951
Foreign currency exchange contracts	—	84,286,624	—	84,286,624
Liabilities:
Equity contracts	(86,517,866)	(13,078,021)	(57,713,453)	(157,309,340)
Interest rate contracts		(1,229,290)		(1,229,290)
Foreign currency exchange contracts	—	(26,341,104)		(26,341,104)
Total	$17,997,166	$50,658,742	$4,455,644	$73,111,552

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	22

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

[2]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Foreign Government Obligations	Structured Notes	Total
Assets:
Balance, as of October 31, 2010	$1,162,462	$2,528,000	$396,526,375	$35,598,402	$82,174,845	$3,068,397	$521,058,481
Accrued discounts/premiums	—	24,275	1,534,336	77,209	—	540	1,636,360
Net realized gain (loss)	—	—	3,634,413	206,877	—	692,599	4,533,889
Net change in unrealized appreciation/depreciation[3]	—	1,871,725	(46,561,785)	2,361,435	—	24,857	(42,303,768)
Purchases	—	—	226,469,871	206,132,531	—	—	432,602,402
Sales	—	—	(105,940,326)	(25,713,521)	—	(3,786,393)	(135,440,240)
Transfers in4	—	—	72,624,613	—	—	—	72,624,613
Transfers out[4]	(1,162,462)	—	(150,561,351)	—	(82,174,845)	—	(233,898,658)
Balance, as of July 31, 2011	$—	$4,424,000	$397,726,146	$218,662,933	$—	$—	$620,813,079

[3]	The change in unrealized appreciation/depreciation on investments still held at July 31, 2011 was $(17,352,454).

[4]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2011	23

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 26, 2011